Allowance for Doubtful Accounts - Summary of Accounts Receivable Allowance for Credit Loss (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Allowance for doubtful accounts, beginning of the period	$ 686	$ 396	$ 396	$ 185
Provisions	1,236	$ 621	717	211
Write-offs	(589)		(427)
Allowance for doubtful accounts, end of the period	$ 1,333		$ 686	$ 396